Valuation And Qualifying Accounts And Reserves	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts And Reserves	VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
(Amounts in millions)

Column A	Column B		Column C	Column D		Column E
Description	Balance at Beginning of Period		Additions (Credited) to Cost and Expenses	Deductions		Balance at End of Period
Year ended December 31, 2020
Allowance for doubtful receivables	$26.8	[1]	$17.1	$1.9	[2]	$42.0
Tax valuation allowance	$16.8		$2.5	$1.2		$18.1

Year ended December 31, 2019
Allowance for doubtful receivables	$20.2		$2.8	$(.5)	[2]	$23.5
Tax valuation allowance	$13.2		$1.5	$(2.1)		$16.8

Year ended December 31, 2018
Allowance for doubtful receivables	$4.9		$16.7	$1.4	[2]	$20.2
Tax valuation allowance	$24.2		$(7.8)	$3.2		$13.2

[1]Beginning balance adjusted for implementation of ASU 2016-13 "Financial Instruments-Credit Losses" (Topic 326).
[2]Uncollectible accounts charged off, net of recoveries.